Average Annual Total Returns - NVIT American Funds Asset Allocation Fund	Class II Shares 1 Year	Class II Shares 5 Years	Class II Shares 10 Years	Class P Shares 1 Year	Class P Shares 5 Years	Class P Shares 10 Years	60%/40% S&P 500® Index/Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees or expenses) 1 Year	60%/40% S&P 500® Index/Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees or expenses) 5 Years	60%/40% S&P 500® Index/Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees or expenses) 10 Years	S&P 500® Index (reflects no deduction for fees or expenses) 1 Year	S&P 500® Index (reflects no deduction for fees or expenses) 5 Years	S&P 500® Index (reflects no deduction for fees or expenses) 10 Years	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees or expenses) 1 Year	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees or expenses) 5 Years	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees or expenses) 10 Years
Total	12.00%	10.16%	9.49%	12.00%	10.16%	9.49%	15.37%	11.23%	10.12%	18.40%	15.22%	13.88%	7.51%	4.44%	3.84%